FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2020
Financial assets
Cash	16,467	—	—
Trade receivables	162,235	—	—
Supplier rebates and other receivables	4,627	—	—
Total financial assets	183,329	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	140,011	—	—
Interest rate swap agreements	—	—	4,025
Borrowings (2)	447,842	—	—
Non-controlling interest put options	—	15,758	—
Total financial liabilities	587,853	15,758	4,025

December 31, 2019
Financial assets
Cash	7,047	—	—
Trade receivables	133,177	—	—
Supplier rebates and other receivables	3,584	—	—
Total financial assets	143,808	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	115,501	—	—
Interest rate swap agreements	—	—	1,339
Borrowings (2)	464,054	—	—
Non-controlling interest put options	—	13,634	—
Total financial liabilities	579,555	13,634	1,339

(1)Excludes employee benefits and taxes payable
(2)Excludes lease liabilities

Schedule of financial liabilities
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2020
Financial assets
Cash	16,467	—	—
Trade receivables	162,235	—	—
Supplier rebates and other receivables	4,627	—	—
Total financial assets	183,329	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	140,011	—	—
Interest rate swap agreements	—	—	4,025
Borrowings (2)	447,842	—	—
Non-controlling interest put options	—	15,758	—
Total financial liabilities	587,853	15,758	4,025

December 31, 2019
Financial assets
Cash	7,047	—	—
Trade receivables	133,177	—	—
Supplier rebates and other receivables	3,584	—	—
Total financial assets	143,808	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	115,501	—	—
Interest rate swap agreements	—	—	1,339
Borrowings (2)	464,054	—	—
Non-controlling interest put options	—	13,634	—
Total financial liabilities	579,555	13,634	1,339

(1)Excludes employee benefits and taxes payable
(2)Excludes lease liabilities

Schedule of interest income and expenses relating to financial assets and financial liabilities
Total interest expense (calculated using the effective interest method) for financial assets or financial liabilities that are not at fair value through earnings are as follows for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	$	$	$
Interest expense calculated using the effective interest rate method	27,243	31,040	19,020

Schedule of reconciliation of the carrying amount of financial instruments classified as Level 3
A reconciliation of the carrying amount of non-controlling interest put options follows for the years ended December 31, 2020 and 2019:

Non-controlling interest put options
$
Balance as of December 31, 2018	10,499
Foreign exchange	(204)
Valuation adjustment made to non-controlling interest put options	3,339
Balance as of December 31, 2019	13,634
Foreign exchange	(346)
Valuation adjustment made to non-controlling interest put options	2,470
Balance as of December 31, 2020	15,758

Schedule of reconciliation of the carrying amount of contingent consideration
A reconciliation of the carrying amount of contingent consideration follows for the year ended December 31, 2020:

Contingent Consideration
$
Balance as of December 31, 2019	—
Contingent consideration recorded as a result of the Nortech Acquisition	10,806
Increases resulting from net present value discounting	199
Fair value adjustment recorded in finance costs (income)	(11,005)
Balance as of December 31, 2020	—

Schedule of sensitivity analysis of exchange risk for financial instruments
The following table details the Company’s sensitivity to a 10% strengthening of other currencies against the US dollar, and the related impact on finance costs (income) - other (income) expense, net. For a 10% weakening of the other currencies against the US dollar, there would be an equal and opposite impact on finance costs (income) - other (income) expense, net.
The estimated increase (decrease) to finance cost (income) - other (income) expense, net from financial assets and financial liabilities resulting from a 10% strengthening of other currencies against the US dollar, everything else being equal, would be as follows as of December 31:

	2020	2019
	USD$	USD$
Canadian dollar	(3,786)	482
Euro	(125)	(110)
Indian Rupee	(2,525)	(1,089)
	(6,436)	(717)

Schedule of information about items designated as hedging instruments of net investment
The changes in value related to the Senior Unsecured Notes designated as a hedging instrument, in the hedge of a net investment, are as follows for the years ended December 31:

	2020	2019
	$	$
Gain from change in value of the Senior Unsecured Notes used for calculating hedge ineffectiveness	6,488	11,214
Gain from Senior Unsecured Notes recognized in OCI	6,488	10,280
Gain from hedge ineffectiveness recognized in earnings in finance costs (income) in other (income) expense, net	—	911
Foreign exchange gains recognized in cumulative translation adjustments in the statement of changes in equity	—	23
Deferred tax expense on change in value of the Senior Unsecured Notes recognized in OCI	(764)	(45)

The notional and carrying amounts of the Senior Unsecured Notes are as follows as of:

	December 31, 2020	December 31, 2019
	$	$
Notional Amount	250,000	250,000
Carrying Amount	246,236	245,681

The amounts related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, are as follows for the years ended December 31:

	2020	2019
	$	$
Loss from change in value of IPG (US) Holdings, Inc. used for calculating hedge ineffectiveness	(6,488)	(10,280)
The cumulative amounts included in the foreign currency translation reserve related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, is as follows as of:

	December 31, 2020	December 31, 2019
	$	$
Cumulative gain included in foreign currency translation reserve in OCI	7,347	859

Schedule of terms of interest swap agreements
The Company was party to the following interest rate swap agreements which are qualifying cash flow hedges designated as hedging instruments as of December 31, 2020 and 2019:

Effective Date	Maturity	Notional amount $	Settlement	Fixed interest rate paid %
June 8, 2017	June 20, 2022	40,000	Monthly	1.79
August 20, 2018	August 18, 2023	60,000	Monthly	2.045
The following table summarizes activity related to interest rate swap agreements designated as hedging instruments for the years ended December 31:

	2020	2019
	$	$
Loss from change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI (1)	(2,685)	(3,416)
Deferred tax benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	658	359
Amounts reclassified from cash flow hedging reserve to earnings (2)	—	(503)

(1)The hedging loss recognized in OCI before tax is equal to the change in fair value used for measuring effectiveness. There is no ineffectiveness recognized in earnings.
(2)Reclassification of unrealized gains from OCI as a result of discontinuation of hedge accounting for certain interest rate swap agreements that matured and were settled in full in 2019.
The following table summarizes balances related to interest rate swap agreements designated as hedging instruments as of:

	December 31, 2020	December 31, 2019
	$	$
Carrying amount included in other liabilities	4,025	1,339
Cumulative loss in cash flow hedge reserve, included in OCI, for continuing hedges	(3,097)	(1,070)

Schedule of age of trade receivables
The following table presents an analysis of the age of trade receivables and related balance as of:

	December 31, 2020	December 31, 2019
	$	$
Current	138,798	115,853
Past due accounts not impaired
1 – 30 days past due	15,257	13,602
31 – 60 days past due	2,798	1,604
61 – 90 days past due	1,299	956
Over 90 days past due	4,083	1,162
	23,437	17,324
Allowance for expected credit loss	1,268	909
Gross accounts receivable	163,503	134,086

Schedule of continuity summary of the Company’s allowance for doubtful accounts
The following table presents a continuity summary of the Company’s allowance for expected credit loss as of and for the years ended December 31:

	2020	2019
	$	$
Balance, beginning of year	909	659
Additions	545	357
Write-offs	(197)	(104)
Foreign exchange	11	(3)
Balance, end of year	1,268	909

Schedule of maturity analysis for non-derivative financial liabilities
The maturity analysis for financial liabilities and finance lease liabilities is as follows for the years ended:

	Non-controlling interest put options	Borrowings (1)	Interest on borrowings (1)	Lease liabilities	Interest on Lease liabilities	Accounts payable and accrued liabilities (2)	Total
	$	$	$	$	$	$	$
December 31, 2020
Current maturity	—	19,131	22,813	7,088	2,303	140,011	191,346
2022	—	18,663	22,197	9,013	1,853	—	51,726
2023	—	163,025	19,224	6,473	1,424	—	190,146
2024	—	1,183	17,500	4,577	1,070	—	24,330
2025	—	817	17,500	3,869	817	—	23,003
2026 and thereafter	15,758	250,408	13,125	11,102	2,745	—	293,138
	15,758	453,227	112,359	42,122	10,212	140,011	773,689

	Non-controlling interest put options	Borrowings (1)	Interest on Borrowings (1)	Lease liabilities	Interest on Lease liabilities	Accounts payable and accrued liabilities (2)	Total
	$	$		$		$	$
December 31, 2019
Current maturity	—	20,235	25,861	6,084	2,586	115,501	170,267
2021	—	16,399	25,295	6,057	2,218	—	49,969
2022	—	18,050	24,770	8,271	1,793	—	52,884
2023	—	164,236	20,660	5,885	1,384	—	192,165
2024	—	550	17,792	4,082	1,044	—	23,468
2025 and thereafter	13,634	250,825	31,014	14,377	3,555	—	313,405
	13,634	470,295	145,392	44,756	12,580	115,501	802,158

(1)Excludes lease liabilities
(2)Excludes employee benefits and taxes payable
Schedule of the Company's capital structure
The capital structure of the Company consists of cash, borrowings and equity. A summary of the Company’s capital structure is as follows for the years ended:

	December 31, 2020	December 31, 2019
	$	$
Cash	16,467	7,047
Borrowings (excluding lease liabilities)	447,842	464,054
Total equity	316,682	272,228